CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Preferred stock, par or stated value per share	$ 0.001	[1]	$ 0.001	[1]
Preferred stock, shares authorized	5,000,000	[1]	5,000,000	[1]
Preferred Stock, Shares Issued	0	[1]	0	[1]
Preferred stock, shares outstanding	0	[1]	0	[1]
Common stock, par or stated value per share	$ 0.001	[1]	$ 0.001	[1]
Common stock, shares authorized	100,000,000	[1]	100,000,000	[1]
Common stock, shares, issued	3,241,500	[1]	3,241,500	[1]
Common stock, shares, outstanding	3,241,500	[1]	3,241,500	[1]

[1]	Giving retrospective effect to the reverse split - see Note 19.